Presentation of Financial Statements and Summary of Significant Accounting Policies - Summary of Impacts of Adoption - Statements of Cash Flows (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income for the year	R$ 1,132,320	R$ 1,525,865	R$ 1,546,816
Adjustments to reconcile net income to cash provided by operating activities
Share of loss (profit) of joint ventures and associates	14,779	(20,673)	(7,476)
Amortization of contractual assets with customers - exclusive rights	371,825	463,049	463,490
Depreciation and amortization	812,489	704,544	628,156
PIS and COFINS credits on depreciation	15,721	13,134	12,581
Interest, monetary, and foreign exchange rate variations	1,026,515	854,671	763,793
Deferred income and social contribution taxes	162,417	(109,204)	(112,539)
(Gain) loss on disposal of property, plant and equipment and intangibles	22,088	2,242	6,134
Estimated credit losses on doubtful accounts	69,250	132,756	79,983
Provision for losses in inventories	(1,498)	(802)	555
Provision for post-employment benefits	4,854	13,968	7,631
Other provisions and adjustments	(135)	1,539	(903)
Adjustments, total	3,630,625	3,581,089	3,388,221
(Increase) decrease in current assets
Trade receivables and reseller financing	(355,854)	(725,240)	(372,881)
Inventories	168,704	(606,484)	(267,519)
Increase (decrease) in current liabilities
Taxes payable	46,476	33,054	4,021
Increase (decrease) in non-current liabilities
Post-employment benefits	(8,457)	(759)	(7,671)
Payments of contractual assets with customers - exclusive rights	(390,177)	(529,732)	(514,291)
Income and social contribution taxes paid	(197,886)	(836,808)	(644,188)
Net cash provided by operating activities	2,888,959	1,739,038	1,988,881
Cash flows from investing activities
Acquisition of property, plant, and equipment	(1,178,312)	(1,302,187)	(1,033,937)
Acquisition of intangible assets	(237,593)	(221,960)	(107,644)
Other investing activities items	(1,669,937)	60,859	(163,625)
Net cash used in investing activities	(3,177,633)	(1,371,755)	(1,323,987)
Net cash provided by financing activities	(801,007)	340,349	928,388
Effect of exchange rate changes on cash and cash equivalents in foreign currency	26,628	20,214	(22,017)
Increase in cash and cash equivalents	(1,063,053)	727,846	1,571,265
Cash and cash equivalents at the beginning of the year	5,002,004	4,274,158	2,702,893
Cash and cash equivalents at the end of the year	3,938,951	5,002,004	4,274,158
Previously stated [member]
Cash flows from operating activities
Net income for the year		1,573,868	1,570,618
Adjustments to reconcile net income to cash provided by operating activities
Share of loss (profit) of joint ventures and associates		(20,673)	(7,476)
Depreciation and amortization		1,175,951	1,103,538
PIS and COFINS credits on depreciation		13,134	12,581
Asset retirement obligation		(15,432)	(2,785)
Interest, monetary, and foreign exchange rate variations		854,671	763,793
Deferred income and social contribution taxes		(83,029)	(100,505)
(Gain) loss on disposal of property, plant and equipment and intangibles		2,242	6,134
Other provisions and adjustments		(868)	(6,515)
Adjustments, total		3,499,864	3,339,383
(Increase) decrease in current assets
Trade receivables and reseller financing		(665,145)	(326,695)
Inventories		(605,757)	(262,993)
Other current asset items		30,860	(254,774)
Increase (decrease) in current liabilities
Taxes payable		34,707	2,229
Insurance and other payables		(33,955)	56,811
Other current liabilities items		1,216,294	791,257
(Increase) decrease in non-current assets
Other non-current asset items		(393,991)	(211,967)
Increase (decrease) in non-current liabilities
Post-employment benefits		13,209	(40)
Other non-current liabilities items		20,142	24,647
Income and social contribution taxes paid		(836,808)	(644,188)
Net cash provided by operating activities		2,279,420	2,513,670
Cash flows from investing activities
Acquisition of property, plant, and equipment		(1,262,558)	(1,015,199)
Acquisition of intangible assets		(801,971)	(651,171)
Other investing activities items		152,392	(182,406)
Net cash used in investing activities		(1,912,137)	(1,848,776)
Net cash provided by financing activities		340,349	928,388
Effect of exchange rate changes on cash and cash equivalents in foreign currency		20,214	(22,017)
Increase in cash and cash equivalents		727,846	1,571,265
Cash and cash equivalents at the beginning of the year	5,002,004	4,274,158	2,702,893
Cash and cash equivalents at the end of the year		5,002,004	4,274,158
After adoption IFRS 9 and 15 [member]
Cash flows from operating activities
Net income for the year		1,525,865	1,546,816
Adjustments to reconcile net income to cash provided by operating activities
Share of loss (profit) of joint ventures and associates		(20,673)	(7,476)
Amortization of contractual assets with customers - exclusive rights		463,049	463,490
Depreciation and amortization		704,544	628,156
PIS and COFINS credits on depreciation		13,134	12,581
Interest, monetary, and foreign exchange rate variations		854,671	763,793
Deferred income and social contribution taxes		(109,204)	(112,539)
(Gain) loss on disposal of property, plant and equipment and intangibles		2,242	6,134
Estimated credit losses on doubtful accounts		132,756	79,983
Provision for losses in inventories		(802)	555
Provision for post-employment benefits		13,968	7,631
Other provisions and adjustments		1,539	(903)
Adjustments, total		3,581,089	3,388,221
(Increase) decrease in current assets
Trade receivables and reseller financing		(725,240)	(372,881)
Inventories		(606,484)	(267,519)
Other current asset items		30,860	(254,774)
Increase (decrease) in current liabilities
Taxes payable		33,054	4,021
Insurance and other payables		(49,387)	54,026
Other current liabilities items		1,216,294	791,257
(Increase) decrease in non-current assets
Other non-current asset items		(393,991)	(211,967)
Increase (decrease) in non-current liabilities
Post-employment benefits		(759)	(7,671)
Other non-current liabilities items		20,142	24,647
Payments of contractual assets with customers - exclusive rights		(529,732)	(514,291)
Income and social contribution taxes paid		(836,808)	(644,188)
Net cash provided by operating activities		1,739,038	1,988,881
Cash flows from investing activities
Acquisition of property, plant, and equipment		(1,302,187)	(1,033,937)
Acquisition of intangible assets		(221,960)	(107,644)
Other investing activities items		152,392	(182,406)
Net cash used in investing activities		(1,371,755)	(1,323,987)
Net cash provided by financing activities		340,349	928,388
Effect of exchange rate changes on cash and cash equivalents in foreign currency		20,214	(22,017)
Increase in cash and cash equivalents		727,846	1,571,265
Cash and cash equivalents at the beginning of the year	R$ 5,002,004	4,274,158	2,702,893
Cash and cash equivalents at the end of the year		5,002,004	4,274,158
Effect of overlay approach reclassification [member]
Adjustments to reconcile net income to cash provided by operating activities
Asset retirement obligation		15,432	2,785
Estimated credit losses on doubtful accounts		132,756	79,983
Provision for losses in inventories		(802)	555
Provision for post-employment benefits		13,968	7,631
Adjustments, total		161,354	90,954
(Increase) decrease in current assets
Trade receivables and reseller financing		(129,574)	(86,145)
Inventories		(727)	(4,526)
Increase (decrease) in current liabilities
Taxes payable		(1,653)	1,792
Insurance and other payables		(15,432)	(2,785)
Increase (decrease) in non-current liabilities
Post-employment benefits		(13,968)	(7,631)
Cash flows from investing activities
Acquisition of property, plant, and equipment		(39,629)	(18,738)
Acquisition of intangible assets		39,629	18,738
IFRS9 [member] | Increase (decrease) due to changes in accounting policy [member]
Cash flows from operating activities
Net income for the year		(46,886)	(29,239)
Adjustments to reconcile net income to cash provided by operating activities
Deferred income and social contribution taxes		(25,599)	(14,835)
Adjustments, total		(72,485)	(44,074)
(Increase) decrease in current assets
Trade receivables and reseller financing		72,485	44,074
IFRS 15 [member] | Increase (decrease) due to changes in accounting policy [member]
Cash flows from operating activities
Net income for the year		(1,117)	5,437
Adjustments to reconcile net income to cash provided by operating activities
Amortization of contractual assets with customers - exclusive rights		463,049	463,490
Depreciation and amortization		(471,407)	(475,382)
Deferred income and social contribution taxes		(576)	2,801
Other provisions and adjustments		2,407	5,612
Adjustments, total		(7,644)	1,958
(Increase) decrease in current assets
Trade receivables and reseller financing		(3,006)	(4,115)
Increase (decrease) in non-current liabilities
Payments of contractual assets with customers - exclusive rights		(529,732)	(514,291)
Net cash provided by operating activities		(540,382)	(524,789)
Cash flows from investing activities
Acquisition of intangible assets		540,382	524,789
Net cash used in investing activities		R$ 540,382	R$ 524,789